Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of taxes reconciles rate
	For the years ended March 31,
	2021	2020	2019
PRC statutory income tax rate	25%	25%	25%
Effect of PRC preferential tax rate	(10)%	(10)%	(10)%
Effect of other deductible expenses	7.4%	3.3%	(0.5)%
Total	22.4%	18.3%	14.5%

Schedule of income tax
	For the years ended March 31,
	2021	2020	2019
Current income tax provision	$959,384	$2,844,087	$3,183,154
Deferred income tax provision	-	-	-
Total	$959,384	$2,844,087	$3,183,154

Schedule of taxes payable
	As of March 31,	As of March 31,
	2021	2020
Income tax payable	$377,025	$568,830
VAT payable	(53,035)	109,414
Other tax payables	10,533	18,408
Total	$334,523	$696,652